SHORT TERM BANK CREDIT AND LONG TERM LOANS (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Debt Instrument [Line Items]
Schedule of Long-Term Debt
Terms of the loans and balances:

	Currency of loan	Interest Rate December 31, 2012	Years of Maturity	December 31, 2012

Long-term loan (1)	NIS	5.25%	2012-2014	$523
Long-term loan (2)		$2.50%-3.50%	2009-2014	2,477
Long-term loan (3)	NIS	Prime + 1%	2013	670
				3,670

Less - current maturities (1)				(290)
Less - current maturities (2)				(1,594)
Less - current maturities (3)				(670)

				$1,116

	Currency of loan	Interest Rate December 31, 2011	Years of Maturity	December 31, 2011

Long-term loan (1)	NIS	5.25%	2012-2014	$795
Long-term loan (2)		$2.50%-3.50%	2009-2014	3,252
Long-term loan (3)	NIS	Prime +1%	2013	655
				4,702

Less - current maturities (1)				(282)

				$4,420

Schedule of Required Principal Payments	Required principal payments (including current maturities) as of December 31, 2012, are as follows:
Year	Amount
2013	$2,554
2014	1,116
$3,670